Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 47.4%
Aerospace & Defense - 1.4%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$140,514
3.45%, 11/1/28	100,000	92,034
Lockheed Martin Corp., 5.25%, 1/15/33	$100,000	106,550
Northrop Grumman Corp.
3.25%, 1/15/28	150,000	142,337
4.75%, 6/1/43	50,000	48,196
Raytheon Technologies Corp.
3.95%, 8/16/25	275,000	271,642
4.05%, 5/4/47	50,000	43,142
		844,415
Agriculture - 0.3%
BAT Capital Corp.
2.26%, 3/25/28	75,000	64,018
4.76%, 9/6/49	25,000	19,112
Philip Morris International, Inc.
5.63%, 11/17/29	25,000	26,072
5.75%, 11/17/32	50,000	52,436
		161,638
Auto Manufacturers - 0.7%
General Motors Co., 4.00%, 4/1/25	50,000	48,696
General Motors Financial Co., Inc.
4.30%, 7/13/25	125,000	121,995
1.50%, 6/10/26	125,000	111,164
5.65%, 1/17/29	25,000	25,239
2.35%, 1/8/31	125,000	98,718
		405,812
Banks - 11.8%
Banco Santander SA, 2.75%, 5/28/25	200,000	188,512
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27(a)	210,000	209,199
4.18%, 11/25/27	25,000	24,103
3.42%, (3 Month US Libor + 1.04%), 12/20/28(a)	108,000	100,394
4.27%, (3 Month US Libor + 1.31%), 7/23/29(a)	125,000	120,220
2.88%, (3 Month US Libor + 1.19%), 10/22/30(a)	100,000	86,878
2.50%, (3 Month US Libor + 0.99%), 2/13/31(a)	25,000	21,161
2.59%, (SOFR + 2.15%), 4/29/31(a)	75,000	63,445
1.90%, (SOFR + 1.53%), 7/23/31(a)	100,000	79,803
2.97%, (SOFR + 1.33%), 2/4/33(a)	50,000	42,072
4.57%, (SOFR + 1.83%), 4/27/33(a)	50,000	47,632
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(a)	75,000	56,540
6.11%, 1/29/37	100,000	105,126
Bank of New York Mellon Corp. (The)
4.60%, (SOFR + 1.76%), 7/26/30(a)	15,000	14,651

	Shares/ Principal	Fair Value

Banks (continued)
5.83%, (SOFRINDX + 2.07%), 10/25/33(a)	$25,000	$26,678
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26(a)	200,000	186,693
BNP Paribas SA
3.38%, 1/9/25(b)	252,000	241,595
1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	225,000	198,755
BPCE SA, 4.00%, 9/12/23(b)	250,000	247,450
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24(a)	105,000	104,639
4.60%, 3/9/26	75,000	73,369
3.40%, 5/1/26	200,000	190,754
4.45%, 9/29/27	125,000	121,159
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28(a)	50,000	47,331
2.98%, (SOFR + 1.42%), 11/5/30(a)	100,000	87,451
3.06%, (SOFR + 1.35%), 1/25/33(a)	50,000	42,229
Comerica Bank, 2.50%, 7/23/24	300,000	276,230
Credit Suisse Group AG, 4.55%, 4/17/26	255,000	235,237
Deutsche Bank AG, 2.22%, (SOFR + 2.16%), 9/18/24(a)	150,000	145,842
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	78,791
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(a)	225,000	205,334
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	141,314
ING Groep NV, 4.63%, 1/6/26(b)	225,000	220,736
JPMorgan Chase & Co.
3.56%, (3 Month US Libor + 0.73%), 4/23/24(a)	40,000	39,954
3.80%, (3 Month US Libor + 0.89%), 7/23/24(a)	50,000	49,736
4.02%, (3 Month US Libor + 1.00%), 12/5/24(a)	125,000	123,752
2.30%, (SOFR + 1.16%), 10/15/25(a)	150,000	143,376
3.30%, 4/1/26	225,000	216,809
3.96%, (3 Month US Libor + 1.25%), 1/29/27(a)	175,000	169,823
3.51%, (3 Month US Libor + 0.95%), 1/23/29(a)	125,000	116,975
2.96%, (SOFR + 2.52%), 5/13/31(a)	25,000	21,598
2.96%, (SOFR + 1.26%), 1/25/33(a)	150,000	128,167
4.59%, (SOFR + 1.80%), 4/26/33(a)	21,000	20,306
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34(a)	90,000	83,156

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Banks (continued)
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	$75,000	$66,867
Morgan Stanley
2.72%, (SOFR + 1.15%), 7/22/25(a)	75,000	72,332
3.63%, 1/20/27	200,000	191,835
5.05%, (SOFR + 1.30%), 1/28/27(a)	263,000	262,076
3.95%, 4/23/27	30,000	28,934
4.43%, (3 Month US Libor + 1.63%), 1/23/30(a)	50,000	48,175
2.70%, (SOFR + 1.14%), 1/22/31(a)	75,000	64,554
1.79%, (SOFR + 1.03%), 2/13/32(a)	125,000	97,778
2.48%, (SOFR + 1.36%), 9/16/36(a)	125,000	94,897
NatWest Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24(a)	300,000	298,551
Toronto-Dominion Bank (The), 4.46%, 6/8/32	125,000	121,646
US Bancorp, 5.85%, (SOFR + 2.09%), 10/21/33(a)	50,000	52,190
Wells Fargo & Co.
3.75%, 1/24/24	55,000	54,336
3.55%, 9/29/25	125,000	120,047
3.00%, 10/23/26	325,000	303,739
4.30%, 7/22/27	100,000	96,808
4.15%, 1/24/29	25,000	23,757
4.90%, (SOFR + 2.10%), 7/25/33(a)	111,000	108,274
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(a)	75,000	67,118
		7,318,889
Beverages - 1.8%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	250,000	248,691
4.90%, 2/1/46	181,000	176,585
Constellation Brands, Inc.
4.40%, 11/15/25	200,000	197,160
3.60%, 2/15/28	100,000	95,050
3.15%, 8/1/29	125,000	114,171
2.25%, 8/1/31	50,000	41,038
4.75%, 5/9/32	39,000	38,467
Keurig Dr Pepper, Inc.
4.60%, 5/25/28	125,000	124,640
3.80%, 5/1/50	25,000	19,877
4.50%, 4/15/52	75,000	66,503
		1,122,182
Biotechnology - 0.9%
Amgen, Inc.
3.13%, 5/1/25	175,000	169,566
5.25%, 3/2/30	130,000	132,767
4.20%, 3/1/33	75,000	71,831

	Shares/ Principal	Fair Value

Biotechnology (continued)
5.25%, 3/2/33	$108,000	$110,883
Royalty Pharma PLC, 1.20%, 9/2/25	100,000	90,570
		575,617
Building Materials - 0.2%
Carrier Global Corp., 2.72%, 2/15/30	75,000	65,556
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 4.90%, 12/1/32	25,000	25,342
Masco Corp., 1.50%, 2/15/28	50,000	42,545
		133,443
Chemicals - 0.1%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(b)	100,000	84,710

Commercial Services - 0.8%
Emory University, 2.14%, 9/1/30	160,000	136,376
Global Payments, Inc., 2.65%, 2/15/25	75,000	71,148
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	211,112
S&P Global, Inc., 2.95%, 1/22/27	50,000	47,928
		466,564
Computers - 1.2%
Apple, Inc., 3.25%, 2/23/26	175,000	171,083
Dell International LLC / EMC Corp.
5.45%, 6/15/23	54,000	53,979
5.85%, 7/15/25	18,000	18,285
6.02%, 6/15/26	175,000	179,471
5.30%, 10/1/29	25,000	25,073
Hewlett Packard Enterprise Co.
4.45%, 10/2/23	225,000	223,729
4.90%, 10/15/25	50,000	49,888
		721,508
Cosmetics/Personal Care - 0.3%
Colgate-Palmolive Co., 3.25%, 8/15/32	75,000	70,198
Kenvue, Inc.
4.90%, 3/22/33(b)	75,000	77,471
5.20%, 3/22/63(b)	50,000	51,582
		199,251
Diversified Financial Services - 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.88%, 1/16/24	175,000	173,017
2.45%, 10/29/26	225,000	202,167
Air Lease Corp.
2.30%, 2/1/25	175,000	165,522
3.38%, 7/1/25	100,000	95,196
2.88%, 1/15/26	75,000	69,884
3.75%, 6/1/26	175,000	165,321
Ally Financial, Inc., 2.20%, 11/2/28	100,000	79,545
American Express Co.
2.50%, 7/30/24	35,000	33,786
3.63%, 12/5/24	175,000	170,455

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Aviation Capital Group LLC, 1.95%, 1/30/26(b)	$75,000	$66,645
Avolon Holdings Funding Ltd.
3.95%, 7/1/24(b)	75,000	72,950
2.88%, 2/15/25(b)	150,000	140,533
4.25%, 4/15/26(b)	25,000	23,488
Capital One Financial Corp.
3.50%, 6/15/23	75,000	74,623
3.30%, 10/30/24	65,000	61,942
Intercontinental Exchange, Inc., 3.00%, 6/15/50	50,000	35,158
Nasdaq, Inc., 3.25%, 4/28/50	25,000	17,054
Visa, Inc., 3.15%, 12/14/25	100,000	97,057
		1,744,343
Electric - 3.0%
Alliant Energy Finance LLC, 3.75%, 6/15/23(b)	50,000	49,831
Ameren Corp., 3.50%, 1/15/31	25,000	22,732
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	42,119
Avangrid, Inc., 3.20%, 4/15/25	50,000	47,804
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	81,400
Dominion Energy, Inc.
3.07%, 8/15/24(c)	175,000	169,657
3.38%, 4/1/30	50,000	45,252
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	20,736
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(b)	100,000	81,592
Entergy Corp., 2.95%, 9/1/26	175,000	164,267
Exelon Corp., 4.05%, 4/15/30	50,000	47,477
FirstEnergy Corp.
2.65%, 3/1/30	150,000	127,509
2.25%, 9/1/30	50,000	41,260
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/27(b)	220,000	216,154
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	70,182
NRG Energy, Inc., 3.75%, 6/15/24(b)	150,000	145,430
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	21,740
2.50%, 2/1/31	50,000	40,481
3.30%, 8/1/40	25,000	17,575
3.50%, 8/1/50	50,000	32,887
Sempra Energy, 3.40%, 2/1/28	125,000	117,293
Southern California Edison Co., 4.20%, 3/1/29	100,000	96,587
Xcel Energy, Inc., 3.35%, 12/1/26	150,000	142,688
		1,842,653

	Shares/ Principal	Fair Value

Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(b)	$200,000	$185,000

Entertainment - 0.5%
Warnermedia Holdings, Inc.
4.05%, 3/15/29(b)	200,000	185,751
4.28%, 3/15/32(b)	125,000	111,416
		297,167
Environmental Control - 0.5%
Republic Services, Inc.
2.50%, 8/15/24	150,000	145,263
4.88%, 4/1/29	50,000	50,487
Waste Connections, Inc., 4.20%, 1/15/33	42,000	40,253
Waste Management, Inc.
3.15%, 11/15/27	50,000	47,492
4.15%, 4/15/32	50,000	48,440
		331,935
Food - 0.4%
General Mills, Inc., 4.20%, 4/17/28	50,000	49,430
Mars, Inc., 2.70%, 4/1/25(b)	50,000	48,082
Sysco Corp.
4.45%, 3/15/48	25,000	21,591
6.60%, 4/1/50	25,000	28,379
Tyson Foods, Inc., 3.90%, 9/28/23	125,000	123,919
		271,401
Gas - 0.2%
East Ohio Gas Co. (The), 1.30%, 6/15/25(b)	50,000	45,877
NiSource, Inc.
5.25%, 3/30/28	75,000	76,228
3.60%, 5/1/30	25,000	23,054
		145,159
Healthcare-Products - 0.3%
DH Europe Finance II SARL, 2.20%, 11/15/24	125,000	119,945
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	62,735
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	21,942
		204,622
Healthcare-Services - 1.9%
Adventist Health System, 2.95%, 3/1/29	25,000	22,204
Banner Health, 2.34%, 1/1/30	145,000	125,371
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	40,447
CommonSpirit Health
3.91%, 10/1/50	110,000	84,908
6.46%, 11/1/52	105,000	120,086
Humana, Inc., 5.50%, 3/15/53	25,000	25,334

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Healthcare-Services (continued)
Rush Obligated Group, 3.92%, 11/15/29	$60,000	$55,590
Stanford Health Care, 3.31%, 8/15/30	35,000	31,773
Sutter Health
2.29%, 8/15/30	25,000	20,952
4.09%, 8/15/48	225,000	188,486
UnitedHealth Group, Inc.
5.30%, 2/15/30	175,000	184,286
5.35%, 2/15/33	125,000	132,643
5.88%, 2/15/53	50,000	56,117
5.05%, 4/15/53	75,000	75,495
		1,163,692
Home Builders - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	44,457

Insurance - 0.7%
AIA Group Ltd., 3.20%, 3/11/25(b)	200,000	193,750
New York Life Insurance Co., 3.75%, 5/15/50(b)	50,000	40,203
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	71,579
2.13%, 6/15/30	100,000	83,346
Willis North America, Inc., 2.95%, 9/15/29	50,000	43,799
		432,677
Internet - 0.5%
Amazon.com, Inc., 3.10%, 5/12/51	50,000	37,721
Expedia Group, Inc., 2.95%, 3/15/31	14,000	11,676
Meta Platforms, Inc.
3.50%, 8/15/27	175,000	168,818
3.85%, 8/15/32	66,000	61,702
		279,917
Iron & Steel - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	28,281

Lodging - 0.3%
Marriott International, Inc.
5.00%, 10/15/27	75,000	75,093
4.90%, 4/15/29	50,000	49,490
2.85%, 4/15/31	100,000	85,125
		209,708
Media - 1.1%
Comcast Corp.
3.70%, 4/15/24	150,000	148,224
3.95%, 10/15/25	125,000	123,513
3.30%, 4/1/27	125,000	120,048
3.75%, 4/1/40	25,000	21,466
Fox Corp., 4.03%, 1/25/24	75,000	74,186
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	197,386
		684,823

	Shares/ Principal	Fair Value

Mining - 0.8%
Glencore Funding LLC
4.63%, 4/29/24(b)	$250,000	$247,069
1.63%, 4/27/26(b)	75,000	67,821
Newcrest Finance Pty Ltd., 3.25%, 5/13/30(b)	25,000	22,091
Newmont Corp., 2.25%, 10/1/30	150,000	125,770
		462,751
Miscellaneous Manufacturing - 0.2%
Eaton Corp., 4.15%, 3/15/33	75,000	72,344
General Electric Co., 6.75%, 3/15/32	50,000	56,697
		129,041
Oil & Gas - 0.5%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	48,664
Marathon Petroleum Corp.
3.63%, 9/15/24	50,000	49,241
3.80%, 4/1/28	25,000	23,784
Phillips 66
3.85%, 4/9/25	25,000	24,441
1.30%, 2/15/26	25,000	22,619
3.90%, 3/15/28	150,000	144,048
		312,797
Pharmaceuticals - 0.9%
AbbVie, Inc.
4.05%, 11/21/39	125,000	111,184
4.88%, 11/14/48	25,000	23,997
AmerisourceBergen Corp., 3.45%, 12/15/27	50,000	47,297
Bristol-Myers Squibb Co., 2.95%, 3/15/32	50,000	45,095
Cigna Group (The), 4.80%, 8/15/38	75,000	72,619
CVS Health Corp.
2.63%, 8/15/24	30,000	29,082
4.78%, 3/25/38	200,000	190,458
5.13%, 7/20/45	16,000	15,154
		534,886
Pipelines - 2.4%
Enbridge, Inc., 5.70%, 3/8/33	55,000	57,153
Energy Transfer LP
4.20%, 9/15/23	175,000	174,213
2.90%, 5/15/25	100,000	95,246
5.25%, 4/15/29	100,000	99,629
5.30%, 4/15/47	25,000	21,840
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	189,970	153,683
MPLX LP
4.80%, 2/15/29	50,000	49,484
2.65%, 8/15/30	125,000	106,079
4.50%, 4/15/38	75,000	66,637

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	$275,000	$276,663
5.00%, 3/15/27	100,000	99,437
Targa Resources Corp., 4.20%, 2/1/33	40,000	35,934
Williams Cos., Inc. (The)
4.00%, 9/15/25	175,000	170,742
5.65%, 3/15/33	75,000	77,399
		1,484,139
REITS - 2.5%
Agree LP, 4.80%, 10/1/32	110,000	104,709
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	48,074
2.38%, 7/15/31	30,000	23,898
American Tower Corp.
3.38%, 5/15/24	200,000	195,709
2.40%, 3/15/25	125,000	118,694
Camden Property Trust, 2.80%, 5/15/30	75,000	64,869
Crown Castle, Inc.
3.15%, 7/15/23	100,000	99,382
3.65%, 9/1/27	75,000	71,076
CubeSmart LP, 2.50%, 2/15/32	50,000	40,116
Essex Portfolio LP, 3.00%, 1/15/30	75,000	64,980
Host Hotels & Resorts LP, 2.90%, 12/15/31	71,000	55,350
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	41,938
Kilroy Realty LP, 4.75%, 12/15/28	79,000	66,954
National Retail Properties, Inc., 3.90%, 6/15/24	45,000	44,292
Prologis LP, 4.63%, 1/15/33	75,000	73,962
Realty Income Corp., 4.88%, 6/1/26	75,000	74,537
Regency Centers LP, 2.95%, 9/15/29	125,000	108,065
Spirit Realty LP, 3.40%, 1/15/30	100,000	85,515
UDR, Inc., 2.10%, 8/1/32	25,000	19,185
WP Carey, Inc.
4.60%, 4/1/24	25,000	24,463
4.00%, 2/1/25	30,000	29,039
3.85%, 7/15/29	75,000	68,737
2.40%, 2/1/31	25,000	20,375
		1,543,919
Retail - 1.8%
7-Eleven, Inc., 1.30%, 2/10/28(b)	100,000	85,020
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	50,000	46,896
AutoNation, Inc.
4.50%, 10/1/25	55,000	53,717
1.95%, 8/1/28	25,000	20,673
Dollar Tree, Inc., 4.00%, 5/15/25	75,000	73,483

	Shares/ Principal	Fair Value

Retail (continued)
Home Depot, Inc. (The), 4.50%, 9/15/32	$75,000	$75,468
Lowe's Cos., Inc.
3.10%, 5/3/27	25,000	23,749
1.70%, 9/15/28	75,000	64,825
3.75%, 4/1/32	225,000	207,609
5.00%, 4/15/33	75,000	74,965
4.25%, 4/1/52	50,000	40,894
McDonald's Corp.
4.60%, 9/9/32	59,000	59,595
4.45%, 9/1/48	25,000	23,049
Starbucks Corp.
3.80%, 8/15/25	150,000	147,510
4.00%, 11/15/28	75,000	72,901
3.00%, 2/14/32	51,000	45,164
		1,115,518
Semiconductors - 1.1%
Broadcom, Inc.
4.15%, 4/15/32(b)	53,000	48,277
3.42%, 4/15/33(b)	150,000	125,260
3.47%, 4/15/34(b)	165,000	135,441
Intel Corp., 5.20%, 2/10/33	100,000	101,700
Micron Technology, Inc., 2.70%, 4/15/32	50,000	40,013
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	44,896
2.50%, 5/11/31	125,000	103,283
2.65%, 2/15/32	75,000	61,458
		660,328
Software - 1.6%
Fiserv, Inc.
2.75%, 7/1/24	150,000	145,496
4.20%, 10/1/28	100,000	96,741
Oracle Corp.
4.50%, 5/6/28	75,000	74,088
2.95%, 4/1/30	25,000	22,056
4.65%, 5/6/30	100,000	97,295
2.88%, 3/25/31	225,000	192,454
4.90%, 2/6/33	91,000	89,050
3.60%, 4/1/40	25,000	19,365
6.90%, 11/9/52	100,000	111,600
VMware, Inc.
1.80%, 8/15/28	25,000	21,102
2.20%, 8/15/31	75,000	59,213
Workday, Inc.
3.50%, 4/1/27	50,000	47,773
3.80%, 4/1/32	25,000	22,870
		999,103

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Telecommunications - 2.9%
AT&T, Inc.
2.30%, 6/1/27	$120,000	$109,987
2.55%, 12/1/33	175,000	140,716
4.90%, 8/15/37	50,000	47,773
4.85%, 3/1/39	85,000	79,689
3.50%, 6/1/41	100,000	78,796
3.65%, 6/1/51	50,000	37,745
3.50%, 9/15/53	25,000	18,050
T-Mobile USA, Inc.
3.50%, 4/15/25	82,000	79,662
1.50%, 2/15/26	50,000	45,653
3.75%, 4/15/27	221,000	212,299
4.75%, 2/1/28	25,000	24,684
2.05%, 2/15/28	200,000	177,367
3.88%, 4/15/30	167,000	156,607
5.20%, 1/15/33	150,000	152,392
Verizon Communications, Inc.
4.33%, 9/21/28	313,000	309,179
4.02%, 12/3/29	25,000	23,973
3.15%, 3/22/30	100,000	91,068
		1,785,640
Transportation - 0.6%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	72,281
Canadian Pacific Railway Co., 2.45%, 12/2/31	50,000	43,254
CSX Corp.
3.80%, 3/1/28	100,000	97,111
4.10%, 11/15/32	75,000	72,191
FedEx Corp., 3.40%, 2/15/28	25,000	23,639
Union Pacific Corp., 2.80%, 2/14/32	100,000	87,718
		396,194
Total Corporate Bonds and Notes
(Cost - $31,230,939)		29,324,180
Agency Mortgage Backed Securities - 38.0%
Federal Home Loan Mortgage Corporation - 4.8%
Federal Home Loan Mortgage Corporation
4.50%, 6/1/52	579,974	571,816
4.50%, 6/1/52	355,689	351,461
Freddie Mac Pool
4.00%, 1/1/49	280,367	275,146
4.00%, 3/1/50	442,104	429,127
3.00%, 12/1/50	656,384	597,432
2.50%, 9/1/51	891,459	775,051
		3,000,033
Federal National Mortgage Association - 19.3%
Fannie Mae Pool
4.50%, 6/1/31	267,746	269,611

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
4.00%, 8/1/45	$776,371	$760,799
4.00%, 1/1/46	443,351	433,136
4.50%, 7/1/48	343,893	342,157
5.00%, 11/1/48	252,744	257,210
2.00%, 11/1/50	1,000,990	829,830
2.50%, 3/1/51	78,861	68,938
2.50%, 9/1/51	99,352	86,359
2.50%, 10/1/51	396,668	346,784
2.50%, 11/1/51	231,670	202,516
2.50%, 11/1/51	179,001	156,411
5.50%, 11/1/52	978,869	1,002,377
6.00%, 12/1/52	977,564	1,013,156
Federal National Mortgage Association
2.00%, 4/1/53(d)	1,000,000	825,156
2.50%, 4/1/53(d)	1,000,000	861,094
5.50%, 4/1/53(d)	2,000,000	2,019,375
Freddie Mac Pool, 2.00%, 1/1/52	2,964,509	2,447,489
		11,922,398
Government National Mortgage Association - 13.9%
Ginnie Mae
2.50%, 4/20/53(d)	1,000,000	879,219
3.50%, 4/20/53(d)	1,000,000	936,562
Ginnie Mae II Pool
3.50%, 4/20/47	193,724	184,247
3.50%, 12/20/47	239,905	228,170
4.50%, 2/20/48	125,755	125,856
4.50%, 5/20/48	126,507	126,683
4.50%, 8/20/48	160,828	161,053
5.00%, 8/20/48	33,110	33,616
4.50%, 9/20/48	559,581	560,362
5.00%, 10/20/48	190,802	194,222
5.00%, 11/20/48	119,989	122,137
5.00%, 12/20/48	62,331	63,447
5.00%, 1/20/49	182,599	185,867
4.00%, 2/20/49	163,738	160,321
4.50%, 3/20/49	5,411	5,418
5.00%, 3/20/49	88,266	88,614
4.00%, 5/20/49	146,100	142,693
4.50%, 10/20/49	130,460	130,643
3.00%, 3/20/50	448,858	411,601
3.00%, 2/20/52	531,473	483,799
4.50%, 9/20/52	987,846	972,083
4.50%, 10/20/52	986,549	970,817
Government National Mortgage Association
3.00%, 9/20/49	694,310	632,500

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Government National Mortgage Association (continued)
3.00%, 11/20/51	$881,152	$804,539
		8,604,469
Total Agency Mortgage Backed Securities
(Cost - $24,081,568)		23,526,900
Asset Backed and Commercial Backed Securities - 8.8%

3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (e)	150,000	124,022

Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd., 6.01%, (SOFR + 1.45%), 1/15/37 (a),(b)	200,000	196,418

ASSURANT CLO LTD., 5.85%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,500,000	1,477,766

Benchmark 2018-B1 Mortgage Trust, 2.75%, 1/15/51 (b)	100,000	67,085

BX Trust 2021-ARIA, 6.33%, (1 Month US Libor + 1.65%), 10/15/36 (a),(b)	150,000	140,254

Cathedral Lake VIII Ltd., 7.43%, (3 Month US Libor + 2.62%), 1/20/35 (a),(b)	150,000	143,410

CBAM 2018-5 Ltd., 5.81%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	350,000	343,913

Connecticut Avenue Securities Trust, 6.21%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	32,205

DOLP Trust 2021-NYC, 2.96%, 5/10/41 (b)	200,000	160,019

Elmwood CLO 22 Ltd., 6.58%, (3 Month Term SOFR + 1.80%), 4/17/36 (a),(b)	250,000	249,211

Freddie Mac STACR REMIC Trust 2021-DNA5, 6.21%, (SOFR + 1.65%), 1/25/34 (a),(b)	23,492	23,054

Freddie Mac STACR REMIC Trust 2022-DNA1, 5.56%, (SOFR + 1.00%), 1/25/42 (a),(b)	63,836	62,535

Freddie Mac STACR REMIC Trust 2022-DNA3, 6.56%, (SOFR + 2.00%), 4/25/42 (a),(b)	24,710	24,601

JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (b),(e)	102,427	84,278

Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	201,197

Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000	428,868

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

PHEAA Student Loan Trust 2012-1, 5.40%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)		$144,537	$140,227

TICP CLO X Ltd., 5.81%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)		1,550,000	1,530,476

Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (b),(e)		6,227	5,766

Total Asset Backed and Commercial Backed Securities
(Cost - $5,789,053)			5,435,305
U.S. Treasury Securities and Agency Bonds - 2.5%

Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32		$600,000	547,476
3.30%, 5/19/32		170,000	160,086
3.50%, 9/1/32		40,000	37,656
2.85%, 3/28/34		370,000	327,670
1.70%, 4/23/35		540,000	415,501

Federal Home Loan Banks, 4.75%, 12/10/32		80,000	83,077
Total U.S. Treasury Securities and Agency Bonds
(Cost - $1,777,637)			1,571,466
Sovereign Debts - 1.5%

Mexico Government International Bond, 3.25%, 4/16/30		290,000	259,490

Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26		520,000	519,945

Peruvian Government International Bond, 3.23%, 7/28/21		20,000	11,880

Romanian Government International Bond
3.00%, 2/27/27(b)		30,000	27,270
2.12%, 7/16/31	EUR	30,000	23,644
2.00%, 1/28/32(b)	EUR	70,000	53,503

Total Sovereign Debts
(Cost - $977,790)			895,732
Municipal Bonds - 1.3%

California Statewide Communities Development Authority, 1.88%, 2/1/31		30,000	23,821

City of Tucson, 1.46%, 7/1/28		5,000	4,315

Metropolitan Transportation Authority
5.99%, 11/15/30(f)		25,000	26,762
5.18%, 11/15/49		160,000	145,369

Municipal Improvement Corp. of Los Angeles, 2.07%, 11/1/30		95,000	78,877

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Municipal Bonds (continued)

New Jersey Turnpike Authority
1.48%, 1/1/28	$5,000	$4,365
7.10%, 1/1/41	25,000	30,825

San Francisco Municipal Transportation Agency, 1.30%, 3/1/28	25,000	21,253

State of California, 7.60%, 11/1/40	175,000	230,379

State of Illinois, 5.10%, 6/1/33 (f)	265,000	264,355

Total Municipal Bonds
(Cost - $898,312)		830,321
Short-Term Investments - 8.4%
Money Market Funds - 3.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(g) (Cost - $2,158,957)	2,158,957	2,158,957

U.S. Treasury Securities - 2.9%
U.S. Treasury Bill, 0.00%, 4/25/23 (Cost - $1,794,424)(h)	1,800,000	1,794,978

Certificate of Deposit - 1.6%
CITIB, 3.80%, 8/1/23 (Cost - $1,000,000)	1,000,000	994,115

Commercial Paper - 0.4%
Bank of Montreal, 0.00%, 7/12/23 (Cost - $247,273)(h)	250,000	246,410

Total Short-Term Investments (Cost - $5,200,654)		5,194,460
Total Investments before Securities Sold Short - 107.9%
(Cost - $69,955,953)		$66,778,364
Other Assets Less Liabilities - Net (7.9)%		(4,912,334)
Total Net Assets - 100.0%		$61,866,030
	Shares/ Principal	Fair Value
Securities Sold Short - (6.3)%
Agency Mortgage Backed Securities - (6.3)%
Government National Mortgage Association - (3.2)%
Ginnie Mae, 4.50%, 4/20/53(d)	(2,000,000)	$(1,968,438)

Federal National Mortgage Association - (3.1)%
Federal National Mortgage Association
4.00%, 4/1/53(d)	(1,000,000)	(955,469)
4.50%, 4/1/53(d)	(1,000,000)	(978,906)
		(1,934,375)
Total Securities Sold Short (Proceeds - $(3,875,430))		$(3,902,813)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

†	Represents less than 0.05%.
(a)	Variable rate security. The rate shown is the rate in effect at period end.
(b)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2023, these securities amounted to $8,335,734 or 13.5% of net assets.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	Sinking bond security.
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Rate shown represents discount rate at the time of purchase.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Morgan Stanley	18	6/21/2023	$2,068,594	$18,438
U.S. 2 Year Note Future	Morgan Stanley	21	6/30/2023	4,335,516	14,566
U.S. 5 Year Note Future	Morgan Stanley	15	6/30/2023	1,642,617	3,404
U.S. Long Bond Future	Morgan Stanley	13	6/21/2023	1,705,031	57,257
U.S. Ultra Bond Future	Morgan Stanley	32	6/21/2023	4,516,000	164,779

					258,444
Short Futures Contracts
Euro-Bobl Future	Morgan Stanley	2	6/8/2023	256,141	413
Euro-Schatz Future	Morgan Stanley	2	6/8/2023	229,665	(2,303)
Fed Fund 30 Day Future	Morgan Stanley	2	9/29/2023	793,688	696
U.S. 10 Year Ultra Future	Morgan Stanley	5	6/21/2023	605,703	(21,053)

					(22,247)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$236,197

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Call - IRS SWAPTION	Tokyo Overnight Average Rate	Receives 0.40%	01/05/24	26,000,000	$(1,808)	$(825)	$(983)
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(1,808)	$(825)	$(983)

*	The Fund may receive or pay a variable rate.

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	3.50%	Euro Short-Term Rate	03/13/25	180,000	EUR	$990	$(597)	$1,587
Morgan Stanley	Annually	4.54%	SOFR-COMPOUND	03/17/25	250,000	USD	$2,207	$2,436	$(229)
Morgan Stanley	Annually	SOFR-COMPOUND	4.87%	09/30/27	260,000	USD	(3,652)	(3,375)	(277)
Morgan Stanley	Semi-Annually	3.50%	6 Month Euribor	04/13/28	230,000	EUR	5,197	714	4,483
Morgan Stanley	Annually	3.50%	Sterling Overnight Index Average	06/21/28	340,000	GBP	(4,176)	(8,421)	4,245
Morgan Stanley	Semi-Annually	3 Month Canadian Dollar Offered Rate	5.03%	06/21/28	110,000	CAD	(808)	1,195	(2,003)
Morgan Stanley	Annually	Tokyo Overnight Average Rate	(0.03)%	06/21/28	299,080,000	JPY	11,143	23,926	(12,783)
Morgan Stanley	Quarterly	3 Month New Zealand Dollar Bank Bill Rate	5.23%	06/21/33	200,000	NZD	(4,847)	(3,859)	(988)
Morgan Stanley	Semi-Annually	3.50%	6 Month Norway Ibor	06/21/33	1,870,000	NOK	6,305	4,025	2,280

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Interest Rate Swaps (continued)
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Quarterly	3 Month Stockholm Interbank Offered Rate	0.22%	06/21/33	5,940,000	SEK	(19,556)	(16,043)	(3,513)
Morgan Stanley	Annually	Tokyo Overnight Average Rate	(0.03)%	06/21/33	89,380,000	JPY	11,450	20,973	(9,523)
Morgan Stanley	Semi-Annually	4.25%	6 Month Australian Bill	06/21/33	1,150,000	AUD	24,236	(1,353)	25,589
Morgan Stanley	Semi-Annually	3 Month Canadian Dollar Offered Rate	5.03%	06/21/33	840,000	CAD	(12,154)	2,182	(14,336)
Morgan Stanley	Annually	3.25%	Sterling Overnight Index Average	06/21/33	90,000	GBP	(1,425)	(3,944)	2,519
Morgan Stanley	Semi-Annually	6 Month Euribor	3.34%	06/21/33	760,000	EUR	31,843	40,087	(8,244)
Morgan Stanley	Annually	2.00%	Swiss Average Rate Overnight	06/21/33	630,000	CHF	3,992	(2,450)	6,442
Morgan Stanley	Annually	3.00%	SOFR-COMPOUND	06/21/33	760,000	USD	(9,979)	(21,652)	11,673
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS							$40,766	$33,844	$6,922

† Unless otherwise indicated, notional amount is shown in USD.

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Morgan Stanley	CD The Boeing Company	Quarterly	Buy	1.00%	–	BBB-	06/20/24	$100,000	$658	$585	$73
Morgan Stanley	CD General Electric Company	Quarterly	Buy	1.00%	–	BBB+	06/20/26	325,000	4,161	2,844	1,317
Morgan Stanley	CD Prudential Financial	Quarterly	Buy	1.00%	–	A-	06/21/27	175,000	505	538	(33)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$5,324	$3,967	$1,357

*	Using S&P's rating of the issuer or the underlying securities of the index.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/03/23	Morgan Stanley	46,354	USD	42,735	EUR	$(83)
06/21/23	Morgan Stanley	61,829	USD	91,532	AUD	339
06/21/23	Morgan Stanley	86,678	USD	117,964	CAD	(604)
06/21/23	Morgan Stanley	168,291	CHF	186,029	USD	(165)
06/21/23	Morgan Stanley	86,055	USD	80,248	EUR	(1,540)
06/21/23	Morgan Stanley	75,283	USD	63,398	GBP	(3,234)
06/21/23	Morgan Stanley	20,823,349	JPY	158,124	USD	249
06/21/23	Morgan Stanley	60,221	USD	626,533	NOK	174
06/21/23	Morgan Stanley	61,394	USD	100,294	NZD	(1,352)
06/21/23	Morgan Stanley	65,068	USD	691,718	SEK	(1,926)
06/26/23	Morgan Stanley	47,456	USD	43,303	EUR	176
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(7,966)

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar